Basis of Presentation and Summary of Significant Accounting Policies (Details)		6 Months Ended
		Jun. 30, 2026 USD ($) Segment $ / shares shares	Jun. 30, 2025 USD ($)	Jul. 06, 2026 shares	Jun. 04, 2026 $ / shares shares	Jun. 02, 2026 $ / shares	May 04, 2026 $ / shares	Mar. 27, 2026 $ / shares	Mar. 25, 2026 $ / shares	Dec. 31, 2025 USD ($) $ / shares shares	Nov. 24, 2025 $ / shares
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Prior notice period of consulting service agreement		30 days
Cash and cash equivalents | $		$ 214,976								$ 307,191
Recognized revenue | $		47,205	$ 55,720
Other Asset Impairment Charges | $
Maturity period		1 year
Reportable segment | Segment		1
Operating segment | Segment		1
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]		Chief Executive Officer
Segment Reporting, Expense Information Used by CODM, Description		The Company defines the term CODM to be its Chief Executive Officer. The Company determined it operates in one operating and reportable segment. The CODM reviews operating income (loss) presented only on a consolidated basis and uses this information for purposes of allocating resources and evaluating financial performance. There are no reconciling items between segment information and consolidated financial information
Class A Ordinary Shares
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Ordinary Shares, shares issued | shares	[1]	799,861								5,629
Ordinary Shares, par value	[1]	$ 0.375								$ 0.375
Subsequent Event [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Issued and unissued | shares				25
Variable Interest Entity, Primary Beneficiary [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Percentage of variable interest entity		100.00%
Variable Interest Entity, Primary Beneficiary [Member] | Class A Ordinary Shares
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Ordinary Shares, shares issued | shares					1
Minimum [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Ordinary Shares, par value					$ 0.015
Minimum [Member] | Class A Ordinary Shares
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Ordinary Shares, par value						$ 0.015		$ 0.0001	$ 0.0001		$ 0.015
Maximum [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Ordinary Shares, par value					$ 0.375		$ 0.015
Maximum [Member] | Class A Ordinary Shares
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Ordinary Shares, par value						$ 0.375		$ 0.005	$ 0.005		$ 0.375
Total liabilities [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Percentage of variable interest entity		99.00%								99.00%
Total assets [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Percentage of variable interest entity		28.00%								46.00%

[1]	The shares data are presented on a retroactive basis to reflect the 1-for-25 reverse share split of the Class A ordinary shares effective on July 6, 2026 (Notes 14 and 19).